Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2016	Dec. 31, 2015
General Partners Units, issued (in shares)	1,318,517	1,257,408
General Partners Units, outstanding (in shares)	1,318,517	1,257,408
Common Units
Units issued (shares)	64,073,291	45,663,096
Units outstanding (shares)	64,073,291	45,663,096
Subordinated Units
Units issued (shares)	0	15,949,831
Units outstanding (shares)	0	15,949,831